SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 3) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Weighted average number of common shares outstanding – basic	26,160,619	24,910,619
Dilutive effect of stock options	3,000	3,000
Weighted average number of common shares outstanding – diluted	26,163,619	24,913,619